INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

The Company’s primary intangible assets consist of website development costs and internally developed software used to deliver digital marketing services. As of June 30, 2026, the Company had intangible assets of $1,548,748, of which $1,548,000 is software acquired in connection with the HomeQ technology stack purchase in 2024. The Company will complete the remaining development when additional capital is raised to bring the technology to market as intended. There was no capitalization of intangible assets during the three or six month periods ended June 30, 2026 or 2025.